CONTRACT ASSETS (Details) $ in Millions, Rp in Billions	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)
CONTRACT ASSETS
Contract assets	Rp 2,877		Rp 2,610
Allowance for expected credit losses	(147)		(119)
Net	2,730		2,491
Current portion	(2,704)	$ (176)	(2,457)
Non-current portion	Rp 26	$ 2	Rp 34